INCOME TAX - Reconciliation of Deferred Tax Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Opening balance	$ 2,605	$ 3,959	$ 2,946
Tax (expense)/benefit during the period recognized in profit or loss	(1,072)	(1,290)	1,548
Tax benefit/(expense) during the period recognized in other comprehensive income	(122)	93	(598)
Exchange difference on translation foreign operations	519	(157)	63
Closing balance	$ 1,930	$ 2,605	$ 3,959